PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	June 30,	December 31,
	2026	2025

Electronic equipment	$358,672	$-
Subtotal	$358,672	$-
Less: accumulated depreciation	$(18,930)	$-
Property and equipment, net	$339,742	$-

For the six months ended June 30, 2026 and 2025, the Company purchased new property and equipment of $358,672 and nil, respectively. Depreciation expense for the six months ended June 30, 2026 and 2025 was $18,717 and nil, respectively.